Cover	Apr. 17, 2023
Cover [Abstract]
Entity Registrant Name	INTEGRATED VENTURES, INC.
Entity Central Index Key	0001520118
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Apr. 17, 2023
Entity File Number	000-55681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1725385
Entity Address Address Line 1	73 Buck Road
Entity Address Address Line 2	Suite 2
Entity Address City Or Town	Huntingdon Valley
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19006
City Area Code	215
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	613-1111